SEGMENT INFORMATION - Reconciliation of Reportable Segments to Consolidated Balances (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Mar. 15, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating Income (Loss) from Continuing Operations Before Income Taxes [Abstract]
Operating income for reportable segments		$ 217,055	$ 120,575	$ 253,268	$ 250,110	$ 218,346	$ 144,266	$ 45,937	$ 54,260	$ 841,008	$ 462,809
Items excluded from operating income:
Interest expense										(1,603,132)	(1,456,541)
Interest income										1,921	13,811
Gain on investments, net										237,354	141,896
Loss on derivative contracts, net										(236,330)	(53,696)
Gain (loss) on interest rate swap contracts										5,482	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs	$ (18,976)									(600,240)	(127,649)
Other income (expense), net										(13,651)	1,186
Loss before income taxes										$ (1,367,588)	$ (1,091,145)